Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income Reclassifications [Roll Forward]
Beginning balance	$ 1,888	$ 0	$ 0
Current period other comprehensive income (loss)	(105)	0	1,526	0	0
Ending balance	1,783		1,888	0
Foreign Currency Items [Member]
Accumulated Other Comprehensive Income Reclassifications [Roll Forward]
Beginning balance	1,888	0	0
Current period other comprehensive income (loss)	(105)		1,888
Ending balance	$ 1,783		$ 1,888